Commitments and Contingencies	12 Months Ended
May 31, 2014
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
19.	COMMITMENTS AND CONTINGENCIES

Operating leases

The Group leases offices, classroom, and warehouse facilities under operating leases. The terms of substantially all of these leases are ten years or less. Future minimum lease payments under non-cancelable operating leases were as follows on May 31, 2014:

US$
Years ending May 31:
2015	103,372
2016	119,173
2017	73,285
2018	50,300
2019	35,518
Thereafter	55,318

436,966

Rent expense for the years ended May 31, 2012, 2013 and 2014 related to all cancelable and non-cancelable leases were US$107,384, US$137,046 and US$142,032, respectively.

Capital commitments

As of May 31, 2014, future minimum capital commitments under non-cancelable construction were as follows:

US$
Capital commitment for the purchase of property and equipment	698
Capital commitment for leasehold improvements	2,226

2,924

Investment commitments

In April 2014, the Group entered into an agreement with a third party to form a new entity, pursuant to which the Group made a commitment to contribute cash of US$ 2,617 for its 54.5% equity interest. The new entity was established on July 3, 2014 and the capital injection was completed in August 2014 (Note 24).

In May 2014, the Group entered into an agreement with a third party to form a joint venture, Beijing Dongfangheli Investment Development Company Limited, pursuant to which the Group made a commitment to contribute cash of US$ 4,002 for its 50% equity interest. As of May 31, 2014, the capital injection has not been completed. The joint venture was established on May 6, 2014 and the capital injection was completed in July 2014.

Contingencies

During July to August 2012, four federal securities class actions have been filed against the Company, its directors and certain of its officers (“defendant”). These class actions seek to recover damages caused by the defendants’ alleged violations of federal securities laws and to pursue remedies under the Securities Exchange Act of 1934 and Rule 10b-5. One of the four class actions was voluntarily dismissed in October 2012, and the remaining three class actions were consolidated into one complaint with a lead plaintiff. Defendants moved to dismiss the complaint in January 2013 and an amended Class Action Complaint (“CAC”) was filed by the plaintiff in June 2013. On December 23, 2013, the Court entered an order granting in part, and denying in part Defendants’ motion to dismiss the CAC. The Company reached a preliminary settlement of the actions with the plaintiffs in April 2014. The Court entered into an order preliminarily approving the settlement agreements on June 10, 2014 and scheduled a final approval hearing on November 14, 2014.

Based on the preliminary settlement, the Company should pay US$4,750 to the plaintiff, of which US$3,500 would be covered by directors and officers liability insurance. As of May 31, 2014, neither the Company nor the issuance companies have made the payments. Meanwhile, a loss contingency of the remaining US$1,250 was recorded in general and administrative for the year ended May 31, 2014.

Other than the aforementioned lawsuits, the Group is also a party to several legal proceedings or claims in China that the Group believes are immaterial.